Share based compensation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	$ 33,846	$ 7,870
Research and development	2,826	1,604
Sales and marketing	10,875	4,808
General and administrative	24,411	10,075
Total stock-based compensation expense	7,379	4,865
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	27	37
Research and development	415	708
Sales and marketing	1,468	577
General and administrative	5,469	3,543
Total stock-based compensation expense	$ 7,379	$ 4,865